COMMITMENTS AND CONTINGENCIES (Details) RUB in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2014	Apr. 30, 2011 item	Dec. 31, 2008	Dec. 31, 2016 USD ($) RUB / $	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB RUB / $
Future minimum lease payments
2017				$ 74.4				RUB 4,520
2018				79.4				4,816
2019				84.6				5,129
2020				75.8				4,595
2020 and thereafter				31.6				1,918
Total				$ 345.8				RUB 20,978
Exchange rate of RUB to $1.00 | RUB / $				60.6569				60.6569
Rent expenses under operating leases				$ 72.9	RUB 4,419	RUB 4,372	RUB 2,674
Legal proceedings
Claim amount				34.2	RUB 2,071
Purchase commitments
2017				52.6				RUB 3,188
2018				26.0				1,575
2019				14.6				884
2020				13.0				788
2021				10.6				644
Thereafter				0.4				24
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities, exclusive of interest and penalties				9.6				580
Liability for potential penalties related to unrecognized tax benefits				1.7				101
Liability for potential interest related to unrecognized tax benefits				1.4				84
Accrued contingencies related to non-income taxes				$ 13.7				830
Moscow headquarters lease
Lease and Other Commitments
Term of lease	7 years		10 years
Future minimum lease payments
2017								3,807
2018								4,089
2019								4,521
2020								4,038
2020 and thereafter								1,460
Total								17,915
Other leases
Lease and Other Commitments
Number of lease agreements entered into by the entity | item		2
Future minimum lease payments
2017								713
2018								727
2019								608
2020								557
2020 and thereafter								458
Total								RUB 3,063